Collaboration Agreement and Stock Purchase Agreement with Bristol Myers Squibb - Additional Information (FY) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2023	Dec. 31, 2022
Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	$ 95.0
Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments eligible to receive	450.0
Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS | IK-175
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Amount eligible to receive in case of exercise of options	50.0
Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS | IK-412
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Amount eligible to receive in case of exercise of options	40.0
Bristol Myers Squibb Collaboration Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price allocated to revenue arrangement	78.7
Revenue recognized which were previously included in deferred revenue		$ 9.2
Deferred revenue			$ 9.2
Bristol Myers Squibb Collaboration Agreement | BMS
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	$ 78.7